Exhibit 99.1

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS DUE DILIGENCE-15E

CERTIFICATION OF PROVIDER OF THIRD-PARTY DUE DILIGENCE SERVICES FOR ASSET-BACKED SECURITIES

Pursuant to 17 CFR 240.17g-10, this Form must be used by a person providing third-party due diligence services in connection with an asset-backed security to comply with section 15E(s)(4)(B) of the Securities Exchange Act of 1934 (15 U.S.C. 78o-7(s)(4)(B)). Section 15E(s)(4)(B) of the Securities Exchange Act of 1934 requires a person providing the due diligence services to provide a written certification to any nationally recognized statistical rating organization that produces a credit rating to which such due diligence services relate.

Item 1. Identity of the person providing third-party due diligence services

Legal Name: PricewaterhouseCoopers LLP

Business Name (if different): PwC

Principal Business Address: 300 Madison Avenue, New York, New York 10017

Item 2. Identity of the person who paid the person to provide third-party due diligence services

Legal Name: Citigroup Global Markets Inc.

Business Name (if different): Citi

Principal Business Address: 390 Greenwich Street, New York, New York 10013

Item 3. Credit rating criteria

If the due diligence performed by the third party is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization, identify the nationally recognized statistical rating organization and the title and date of the published criteria (more than one nationally recognized statistical rating organization may be identified).

PwC was not engaged to perform procedures that were intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization.

Item 4. Description of the due diligence performed

Provide a description of the scope and manner of the due diligence services performed in connection with the review of assets that is sufficiently detailed to provide an understanding of the steps taken in performing the review. Include in the description: (1) the type of assets that were reviewed; (2) the sample size of the assets reviewed; (3) how the sample size was determined and, if applicable, computed; (4) whether the accuracy of information or data about the assets provided, directly or indirectly, by the securitizer or originator of the assets was reviewed and, if so, how the review was conducted; (5) whether the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements was reviewed and, if so, how the review was conducted; (6) whether the value of collateral securing such assets was reviewed and, if so, how the review was conducted; (7) whether the compliance of the originator of the assets with federal, state, and local laws and regulations was reviewed and, if so, how the review was conducted; and (8) any other type of review that was part of the due diligence services conducted by the person executing this Form. This description should be attached to the Form and contain the heading “Item 4.” Provide this description regardless of whether the due diligence performed is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization.

See attached Report of Independent Accountants on Applying Agreed-Upon Procedures dated December 2, 2019 pertaining to the issuance of California Housing Finance Agency, Municipal Certificates, Series 2019-2.

Item 5. Summary of findings and conclusions of review

Provide a summary of the findings and conclusions that resulted from the due diligence services that is sufficiently detailed to provide an understanding of the findings and conclusions that were conveyed to the person identified in Item 2. This summary should be attached to the Form and contain the heading “Item 5.”

See attached Report of Independent Accountants on Applying Agreed-Upon Procedures dated December 2, 2019 pertaining to the issuance of California Housing Finance Agency, Municipal Certificates, Series 2019-2.

CERTIFICATION

The undersigned has executed this Form ABS Due Diligence 15E on behalf of, and on the authority of, the person identified in Item 1 of the Form. The undersigned, on behalf of the person, represents that the person identified in Item 1 of the Form conducted a thorough review in performing the due diligence described in Item 4 attached to this Form and that the information and statements contained in this Form, including Items 4 and 5 attached to this Form, which are part of this Form, are accurate in all significant respects on and as of the date hereof.

Name of Person Identified in Item 1: PricewaterhouseCoopers LLP

By:	Yogesh Gupta	/s/ Yogesh Gupta
(Print name of duly authorized person)		(Signature)

Date: December 2, 2019

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citigroup Global Markets Inc. (the “Company”)

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company (the “Specified Party”), solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the California Housing Finance Agency, Municipal Certificates, Series 2019-2 securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File. The sufficiency of these procedures is solely the responsibility of the Specified Party. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Party has requested that the procedures be performed on 57 mortgage loans (the “Mortgage Loan Assets”) secured by 57 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of mortgage loan assets and mortgaged properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•

The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Party. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of the Mortgaged Properties securing the Mortgage Loan Assets; and

•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

PricewaterhouseCoopers LLP, 600 13th Street N.W. Washington DC 20005
T: (202) 414-1000, F: 813-281-6500 www.pwc.com	1

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;

•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and

•	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Party would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of December 1, 2019.

•

The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on November 26, 2019 with certain Collateral attribute calculations adjusted for the Cut-off Date:

•	CalHFA Series 2019 – 2 Data Tape_FINAL 11.26.19.xlsx (provided on November 26, 2019).

•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•

The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•

The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

•	The phrase “Amortization Schedule” refers to an Excel file presenting loan terms, rates and a schedule of amortization over the term of the loan.

•	The phrase “Appraisal” refers to a signed restricted appraisal report.

•	The phrase “Audited Financials” refers to a complete and signed financial statement.

•	The phrase “Billing Statement” refers to the borrower billing statements for a specified period.

PricewaterhouseCoopers LLP, 600 13th Street N.W. Washington DC 20005
T: (202) 414-1000, F: 813-281-6500 www.pwc.com	2

•	The phrase “Borrower Formation Document” refers to an organization chart, signed limited partnership agreement and signed amendments to the limited partnership agreement.

•	The phrase “Borrower Loan Agreement” refers to a signed borrower loan agreement or loan and security agreement, and/or any assumptions, amendments or riders thereof.

•

The phrase “Construction Risk Conversion Certificate” refers to a completed construction risk conversion certificate or construction risk memo which presents a completion date associate with new construction of the property.

•	The phrase “Conversion Memo” refers to document provided by the Company which provides rehabilitation, construction and renovations dates.

•	The phrase “Deed of Trust” refers to a signed deed of trust.

•	The phrase “Engineering Report” refers to a signed engineering assessment document.

•	The phrase “Funding Loan Agreement” refers to a signed funding loan agreement, and/or any assumptions, amendments or riders thereof.

•	The phrase “Ground Lease Agreement” refers to a ground lease agreement, and/or any assumptions, amendments or riders thereof.

•	The phrase “HAP Contract” refers to an in-place signed contract for subsidized rents as provided by the Department of Housing and Urban Development.

•	The phrase “Multifamily Note” refers to a signed multifamily note, authority debt obligation note or borrower note, and/or any assumptions, amendments or riders thereof.

•	The phrase “Notice of Conversion” refers to a document listing out the dates and terms in at which time the original financing transferred to permanent financing.

•	The phrase “Occupancy Report” refers to an Excel File provided by Berkadia which present historical occupancy rates of the property.

•

The phrase “Operating Statement” refers to an Excel file titled “Multifamily Operating Statement Analysis Report” or “OSAR” which presents historical operating performance and financial metrics of the property.

•	The phrase “Opinion of Counsel” refers to a document, email, summary confirmation provided by Sidley Austin LLP (“Legal Counsel”) with regards to the legal opinion of the underlying Collateral.

•	The phrase “Property Condition Assessment” refers to a signed property condition assessment, property risk assessment or environmental assessment document.

•	The phrase “Property Insurance Binder” refers to an in-place and active insurance policy binder.

•	The phrase “Regulation Form 8609” refers to a signed Form 8609 Low Income Housing Credit Allocation and Certification.

PricewaterhouseCoopers LLP, 600 13th Street N.W. Washington DC 20005
T: (202) 414-1000, F: 813-281-6500 www.pwc.com	3

•

The phrase “Regulatory Agreement” refers to a signed agreement with a regulatory agency such as a LURA, Rental Subsidy or LIHTC, which provides restrictions on the tenant concentration within the property.

•	The phrase “Rent Roll” refers to a signed rent roll.

•	The phrase “Seismic Report” refers to a signed seismic assessment document.

•	The phrase “Servicer Statement” refers to a signed servicer report or servicer schedule issued by specified servicer in the offering documents for the Transaction.

•	The phrase “Settlement Statement” refers to a signed settlement.

•	The phrase “Subordinate Debt Agreement” refers to a signed subordinate loan agreement or supplement loan agreement.

•	The phrase “Tax Credit Application” refers to a pdf or Excel file which dictates the unit and qualification requirements set forth by the Regulatory Agreement.

•	The phrase “Tenant to Market Rent Schedule” refers to a schedule provided by the Company which provides the comparison of tenant paid rent relative to market rent.

•	The phrase “Title Policy” refers to a signed title insurance policy.

•

The phrase “Transaction Summary Memo” refers to an internal document provided by the Company which dictates the loan term, amount, conversion dates as well as the amount and type of reserve accounts in-place pursuant to the Borrower Loan Agreement.

Our procedures and results thereof are as follows:

From October 7, 2019 through November 26, 2019, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents and found them to be in agreement (the “Compared Attributes”);

•	Recalculated certain Specified Attributes and found them to be in agreement (the “Recalculated Attributes”); or

•	Instructed by the Company to assume certain Specified Attributes were accurate, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes listed in Exhibit C, or denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

PricewaterhouseCoopers LLP, 600 13th Street N.W. Washington DC 20005
T: (202) 414-1000, F: 813-281-6500 www.pwc.com	4

This report is intended solely for the information and use of the Specified Party (including for the purpose of substantiating the Specified Party’s “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Party.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

Washington, DC

December 2, 2019

PricewaterhouseCoopers LLP, 600 13th Street N.W. Washington DC 20005
T: (202) 414-1000, F: 813-281-6500 www.pwc.com	5

California Housing Finance Agency, Municipal Certificates, Series 2019-2

Exhibits

Exhibit A - Loan File Review Procedures

Exhibit B - Recalculation Methodology

Exhibit C - Specified Attributes Provided by the Company (not subject to procedures)

PricewaterhouseCoopers LLP, 600 13th Street N.W. Washington DC 20005
T: (202) 414-1000, F: 813-281-6500 www.pwc.com	6

California Housing Finance Agency, Municipal Certificates, Series 2019-2

EXHIBIT A

Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document	Tolerance
1	Berkadia Loan Number	None - Company Provided	None
2	Loan No.	None - Company Provided	None
3	Footnotes	None - Company Provided	None
4	Number of Properties	Borrower Loan Agreement	None
5	Property Name	None - Company Provided	None
6	Seller	Borrower Loan Agreement	None
7	Retained Interest Percentage	None – Company Provided	None
8	Securitized Loan Amount	Recalculation	None
9	% of	Recalculation	None
10	Securitized Mandatory Prepayment Date Balance	Recalculation	$1.00
11	Projected First Monthly Payment to Trust	Recalculation	None
12	Street Address	Appraisal; Engineering Report; Property Condition Assessment	None
13	Property City	Appraisal; Engineering Report; Property Condition Assessment	None
14	Property State	Appraisal; Engineering Report; Property Condition Assessment	None
15	Zip Code	Appraisal; Engineering Report; Property Condition Assessment	None
16	County	Appraisal; Engineering Report; Property Condition Assessment	None
17	Property Type	Appraisal	None
18	Security Type	Borrower Loan Agreement; Opinion of Counsel	None
19	Property Subtype	Recalculation	None
20	Year Built	Appraisal; Construction Risk Conversion Certificate; Engineering Report; Property Condition Assessment; Conversion Memo	None
21	Year Renovated	Appraisal; Construction Risk Conversion Certificate; Engineering Report; Property Condition Assessment; Conversion Memo	None

PricewaterhouseCoopers LLP, 600 13th Street N.W. Washington DC 20005
T: (202) 414-1000, F: 813-281-6500 www.pwc.com	7

California Housing Finance Agency, Municipal Certificates, Series 2019-2

EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document	Tolerance
22	Total Units	Appraisal	None
23	Low Income Units	Regulatory Agreement; Appraisal	None
24	Very Low Income Units	Regulatory Agreement; Appraisal	None
25	Cut-Off Date Balance/Unit	Recalculation	None
26	Unit of Measure	Appraisal; Rent Roll	None
27	Most Recent Occupancy %	Recalculation	0.10%
28	Occupancy As of Date	Rent Roll	None
29	2nd Most Recent Occupancy %	Occupancy Report	None
30	2nd Most Recent Occupancy As of Date	Occupancy Report	None
31	3rd Most Recent Occupancy %	Occupancy Report	None
32	3rd Most Recent Occupancy As of Date	Occupancy Report	None
33	4th Most Recent Occupancy %	Occupancy Report	None
34	4th Most Recent Occupancy As of Date	Occupancy Report	None
35	Loan Purpose (New Construction or Rehabilitation)	Appraisal; Construction Risk Conversion Certificate; Engineering Report; Property Condition Assessment; Conversion Memo	None
36	Single Asset Entity (Y/N)	Deed of Trust; Borrower Loan Agreement; Borrower Formation Document	None
37	Crossed Loans (Y/N)	Borrower Loan Agreement	None
38	Related Borrower Loans	None - Company Provided	None
39	Payment Date	Multifamily Note; Transaction Summary Memo; Amortization Schedule	None
40	Late Charge Grace Period	Multifamily Note	None
41	Conversion Date	Notice of Conversion; Multifamily Note; Transaction Summary Memo; Amortization Schedule	None
42	First Payment Date	Notice of Conversion; Multifamily Note; Transaction Summary Memo; Amortization Schedule; Servicer Statement	None
43	Maturity Date	Multifamily Note; Transaction Summary Memo; Amortization Schedule	None

PricewaterhouseCoopers LLP, 600 13th Street N.W. Washington DC 20005
T: (202) 414-1000, F: 813-281-6500 www.pwc.com	8

California Housing Finance Agency, Municipal Certificates, Series 2019-2

EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document	Tolerance
44	Mandatory Prepayment Date	Notice of Conversion; Multifamily Note; Transaction Summary Memo; Amortization Schedule	$1.00
45	Original Permanent Loan Amount	Notice of Conversion; Multifamily Note; Transaction Summary Memo; Amortization Schedule	None
46	Cut-Off Date Loan Amount	Servicer Statement	None
47	% of Cut-Off Date Balance	Recalculation	None
48	Mandatory Prepayment Date Balance	Recalculation	None
49	Gross Interest Rate	Multifamily Note; Transaction Summary Memo; Amortization Schedule; Billing Statements; Servicer Statement	None
50	Fixed Expense Rate	None - Company Provided	None
51	Net Mortgage Interest Rate	Recalculation	None
52	Accrual Basis	Multifamily Note; Transaction Summary Memo; Amortization Schedule	None
53	Rounding Rate Methodology	Multifamily Note; Transaction Summary Memo; Amortization Schedule	None
54	Loan Amortization Type	Recalculation	None
55	Monthly Debt Service Amount (Amortizing)	Multifamily Note; Transaction Summary Memo; Amortization Schedule	None
56	Monthly Debt Service Amount (IO)	Recalculation	None
57	Amortization Term (Original)	Multifamily Note; Transaction Summary Memo; Amortization Schedule	None
58	Amortization Term (Remaining)	Recalculation	None
59	Loan Term (Original)	Recalculation	None
60	Loan Term (Remaining)	Recalculation	None
61	IO Period	Recalculation	None
62	Seasoning	Recalculation	None
63	Prepayment Provision	Multifamily Note	None
64	Lockout Begin Date	Recalculation	None
65	Lockout End Date	Multifamily Note	None

PricewaterhouseCoopers LLP, 600 13th Street N.W. Washington DC 20005
T: (202) 414-1000, F: 813-281-6500 www.pwc.com	9

California Housing Finance Agency, Municipal Certificates, Series 2019-2

EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document	Tolerance
66	Yield Maintenance Beg Date	Recalculation	None
67	Yield Maintenance End Date	Multifamily Note	None
68	Prepay Penalty Begin Date	Recalculation	None
69	Open Period Begin Date	Multifamily Note	None
70	Appraisal Valuation Date	Appraisal	None
71	Appraised Value	Appraisal	None
72	Appraisal Capitalization Rate	Appraisal	None
73	Appraised Value Type	Appraisal	None
74	Cut-Off Date LTV	Recalculation	None
75	Maturity LTV	Recalculation	None
76	2019 Trailing Six Month Annualized NCF IO DSCR	Recalculation	None
77	2019 Trailing Six Month Annualized NCF DSCR	Operating Statement	None
78	2019 Trailing Six Month Annualized End Date	Operating Statement	$1.00
79	2019 Trailing Six Month Annualized EGI	Operating Statement	$1.00
80	2019 Trailing Six Month Annualized Expenses	Operating Statement	$1.00
81	2019 Trailing Six Month Annualized NOI	Operating Statement	$1.00
82	2019 Trailing Six Month Annualized NCF	Operating Statement	$1.00
83	2018 NCF DSCR	Operating Statement	None
84	2018 Financial End Date	Operating Statement	$1.00
85	2018 EGI	Operating Statement	$1.00
86	2018 Expenses	Operating Statement	$1.00
87	2018 NOI	Operating Statement	$1.00

PricewaterhouseCoopers LLP, 600 13th Street N.W. Washington DC 20005
T: (202) 414-1000, F: 813-281-6500 www.pwc.com	10

California Housing Finance Agency, Municipal Certificates, Series 2019-2

EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document	Tolerance
88	2018 NCF	Operating Statement	$1.00
89	2017 NCF DSCR	Operating Statement	None
90	2017 Financial End Date	Operating Statement	$1.00
91	2017 EGI	Operating Statement	$1.00
92	2017 Expenses	Operating Statement	$1.00
93	2017 NOI	Operating Statement	$1.00
94	2017 NCF	Operating Statement	$1.00
95	2016 NCF DSCR	Operating Statement	None
96	2016 Financial End Date	Operating Statement	$1.00
97	2016 EGI	Operating Statement	$1.00
98	2016 Expenses	Operating Statement	$1.00
99	2016 NOI	Operating Statement	$1.00
100	2016 NCF	Operating Statement	$1.00
101	Lien Position	Title Policy	None
102	Title Vesting (Fee/Leasehold/Both)	Title Policy	None
103	Ground Lease Maturity Date (Description or N/A)	Ground Lease Agreement	None
104	Engineering Escrow/Deferred Maintenance	None – Company Provided	None
105	Tax Escrow (Initial)	Transaction Summary Memo	$1.00
106	Tax Escrow (Monthly)	Servicer Statement	$1.00
107	Tax Escrow (Current Balance)	Servicer Statement	$1.00
108	Insurance Escrow (Initial)	Transaction Summary Memo	$1.00
109	Insurance Escrow (Monthly)	Servicer Statement	$1.00
110	Insurance Escrow (Current Balance)	Servicer Statement	$1.00

PricewaterhouseCoopers LLP, 600 13th Street N.W. Washington DC 20005
T: (202) 414-1000, F: 813-281-6500 www.pwc.com	11

California Housing Finance Agency, Municipal Certificates, Series 2019-2

EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document	Tolerance
111	Replacement Reserve (Initial)	Transaction Summary Memo	$1.00
112	Replacement Reserve (Monthly)	Servicer Statement	$1.00
113	Replacement Reserve (Current Balance)	Servicer Statement	$1.00
114	Other Escrow (Initial)	Transaction Summary Memo	$1.00
115	Other Escrow (Monthly)	Servicer Statement	$1.00
116	Other Escrow (Current Balance)	Servicer Statement	$1.00
117	Other Escrow Reserve Description	Servicer Statement	$1.00
118	Other Escrow 2 (Initial)	Transaction Summary Memo	$1.00
119	Other Escrow 2 (Monthly)	Servicer Statement	$1.00
120	Other Escrow 2 (Current Balance)	Servicer Statement	$1.00
121	Other Escrow Reserve 2 Description	Servicer Statement	$1.00
122	Placed in Service Year	Regulation Form 8609	None
123	Weighted Average Tenant Rent to Market Rent	Tenant to Market Rent Schedule	None
124	PML / SEL %	Seismic Report; Construction Risk Conversion Certificate; Engineering Report; Property Condition Assessment	None
125	Seismic Insurance In-Place (Y/N)	Property Insurance Binder	None
126	Monthly Rent Per Unit	Recalculation	$1.00
127	Additional Financing In Place (existing) (Y/N)	Borrower Loan Agreement; Multifamily Note; Subordinate Debt Agreement	None
128	Additional Financing Amount (existing)	Borrower Loan Agreement; Multifamily Note; Subordinate Debt Agreement	None
129	Additional Financing Description (existing)	Borrower Loan Agreement; Multifamily Note; Subordinate Debt Agreement	None
130	Type of Regulatory Agreement(s)	Regulatory Agreement; HAP Contract	None
131	Description of Regulatory Agreement(s)	Regulatory Agreement; HAP Contract; Tax Credit Application	None
132	Number of LIHTC Units	Regulatory Agreement; HAP Contract	None

PricewaterhouseCoopers LLP, 600 13th Street N.W. Washington DC 20005
T: (202) 414-1000, F: 813-281-6500 www.pwc.com	12

California Housing Finance Agency, Municipal Certificates, Series 2019-2

EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document	Tolerance
133	Limited Partner Tax Credit Investor	None - Company Provided	None
134	Citi Equity (Y/N)	None - Company Provided	None
135	Limited Partner Equity Investment	Audited Financials; Borrower Formation Document	None
136	Rental/Income/Age Restrictions (Y/N)	Regulatory Agreement; HAP Contract	None
137	Issuer	Regulatory Agreement	None
138	Fiscal Agent Name	Regulatory Agreement; Funding Loan Agreement	None
139	Sponsor Name	None - Company Provided	None
140	Borrower Name	Borrower Loan Agreement; Multifamily Note	None
141	Annual Governmental Lender Fee	Regulatory Agreement; Funding Loan Agreement	None
142	Annual Fiscal Agent Fee ($)	Regulatory Agreement; Funding Loan Agreement	None
143	Annual Fiscal Agent Fee Payment Date	Regulatory Agreement; Funding Loan Agreement	None
144	First Annual Fiscal Agent Fee Payment Date	Regulatory Agreement; Funding Loan Agreement	None

PricewaterhouseCoopers LLP, 600 13th Street N.W. Washington DC 20005
T: (202) 414-1000, F: 813-281-6500 www.pwc.com	13

California Housing Finance Agency, Municipal Certificates, Series 2019-2

EXHIBIT B

Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
8	Securitized Loan Amount	A computation from the Final Data File in which the Cut-Off Date Loan Amount is multiplied by one minus the Retained Interest Percentage.

9	% of Securitized Loan Amount	A computation from the Final Data File in which the respective loan’s Cut-Off Date Loan Amount was divided by the aggregate Cut-Off Date Loan Amount of the respective Transaction.

10	Securitized Mandatory Prepayment Date Balance	A computation from the Final Data File in which the Mandatory Prepayment Date Loan Amount is multiplied by one minus the Retained Interest Percentage.

11	Projected First Monthly Payment to Trust

For loans currently amortizing, the Projected First Monthly Payment to Trust is equal to the Monthly Debt Service Amount (Amortizing) multiplied by one minus the Retained Interest Percentage; or

For loan based on Actual/360 interest calculation, a computation from the Final Data File in which the Gross Interest Rate was multiplied by the actual number of days between the Cut-off Date and the first payment date in trust and then divided by 30, then multiplied by the Cut-Off Date Loan Amount then multiplied by one minus the Retained Interest Percentage; or

For loans based on 30/360 interest calculation, a computation from the Final Data File in which the Gross Interest Rate was divided by 12 and then multiplied by the Cut-Off Date Loan Amount then multiplied by one minus the Retained Interest Percentage; or

With respect to the Mortgage Loan Assets identified as “Anton Legacy,” “Mountain View Downtown Family Development,” “Paseo Village,” “Regent Square” and “St. Andrew’s Manor” the Projected First Monthly Payment to Trust is equal to the sum of (a) principal as described in the Amortization Schedule and (b) interest paid calculated by:

(i) multiplying the Gross Interest Rate by the actual number of days between the Cut-off Date and first payment date in trust then divided by 30, then multiplied by the Cut-Off Date Loan Amount for loans with Accrual Basis of “Actual/360”; or

(ii)  dividing the Gross Interest Rate by 12, then multiplied by the Cut-Off Date Loan Amount for loans with an Accrual Basis of “30/360”

This amount is then multiplied by one minus the Retained Interest Percentage.

PricewaterhouseCoopers LLP, 600 13th Street N.W. Washington DC 20005
T: (202) 414-1000, F: 813-281-6500 www.pwc.com	14

California Housing Finance Agency, Municipal Certificates, Series 2019-2

EXHIBIT B

Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
19	Property Subtype

Determined based on the height of the property, as stated in the Appraisal: “Garden”, for 1 to 4 story buildings. “Mid Rise”, for 5 to 10 story buildings. “High Rise”, for buildings greater than 10 stories; or

If the property is described as “Senior Housing” or “Age Restricted”, as stated in the Appraisal the Property Subtype is “Age Restricted”.

25	Cut-Off Date Balance/Unit	A computation from the Final Data File in which the respective loan’s Cut-Off Date Loan Amount was divided by the corresponding Total Units.

27	Most Recent Occupancy %	A computation from the respective property’s Rent Roll in which the total number of occupied units was divided by the property’s Total Units. For purposes of this calculation, non-revenue generating units (model, office and down units) were considered occupied.

47	% of Cut-Off Date Pool Balance	A computation from the Final Data File in which the respective loan’s Cut-Off Date Loan Amount was divided by the aggregate Cut-Off Date Loan Amount of the respective Transaction.

48	Mandatory Prepayment Date Balance

A computation from the Multifamily Note in which the respective loan’s amortization schedule was recalculated. For each loan, we re-computed the principal balance outstanding as of the respective loan’s Mandatory Prepayment Date based upon the respective loan’s Original Permanent Loan Amount, Monthly Debt Service, Amortization Term (Remaining), Interest Calculation and Gross Interest Rate; or

With respect to the Mortgage Loan Asset identified as “Anton Legacy,” “Mountain View Downtown Family Development,” “Paseo Village,” “Regent Square” and “St. Andrew’s Manor”, the Mandatory Prepayment Date Balance is calculated by subtracting the sum of principal payments through the Mandatory Prepayment Date, as described in the amended Amortization Schedule and amended Multifamily Note and subtracting those principal payments from the Original Permanent Loan Amount.

51	Net Mortgage Interest Rate	A computation from the Final Data File in which the Fixed Expense Rate was deducted from the Gross Interest Rate.

54	Loan Amortization Type

“Fully Amortizing”, when the Loan Term (Original) was equal to the Amortization Term (Original); or

“Interest Only”, when the IO Period was equal to the Loan Term (Original); or

“Balloon”, when the Amortization Term (Original) was greater than the Loan Term (Original) and (i) the IO Period was equal to zero or (ii) the IO Period is less than Seasoning; or

“Partial IO”, when the IO Period was greater than zero and less than the Loan Term (Original) and only when the IO Period is greater than Seasoning.

PricewaterhouseCoopers LLP, 600 13th Street N.W. Washington DC 20005
T: (202) 414-1000, F: 813-281-6500 www.pwc.com	15

California Housing Finance Agency, Municipal Certificates, Series 2019-2

EXHIBIT B

Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
56	Monthly Debt Service Amount (IO)

“N/A”, if the IO Period was equal to 0; or

For loans based on Actual/360 interest calculation, a computation from the Final Data File in which the Gross Interest Rate was divided by 12, then multiplied by the Cut-Off Date Loan Amount then multiplied by 365 and then divided by 360; or

For loans based on 30/360 interest calculation, a computation from the Final Data File in which the Gross Interest Rate was divided by 12 and then multiplied by the Cut-Off Date Loan Amount.

58	Amortization Term (Remaining)	A computation from the Final Data File in which the number of months of Seasoning as of the Cut-off Date that exceed the IO Period, was deducted from the Amortization Term (Original).

59	Loan Term (Original)	A computation from the Final Data File in which the number of monthly payments occurring between the respective loan’s first payment date and the corresponding Mandatory Prepayment Date, were counted.

60	Loan Term (Remaining)	A computation from the Final Data File in which the respective loan’s Seasoning as of the Cut-off Date was deducted from the corresponding Loan Term (Original).

61	IO Period	A computation from the Multifamily Note in which the number of monthly payments occurring between the first installment date and the first principal and interest installment date were counted.

62	Seasoning	A computation from the Final Data File in which the number of monthly payments occurring between the respective loan’s first payment date, through and including, the Cut-off Date, were counted.

64	Lockout Begin Date	Determined based on the prepayment provision, as stated in the Multifamily Note. If the Lockout Begin Date is earlier than the Conversion Date, then the Lockout Begin Date is set equal to the Conversion Date. Otherwise the Lockout Begin Date is equal to the Lockout Begin Date as defined in the Multifamily Note.

66	Yield Maintenance Beg Date	Determined based on the prepayment provision, as stated in the Multifamily Note. If the Yield Maintenance Beg Date is earlier than the Conversion Date, then the Yield Maintenance Beg Date is set equal to the Conversion Date. Otherwise the Yield Maintenance Beg Date is equal to the Yield Maintenance Beg Date as defined in the Multifamily Note.

68	Prepayment Penalty Begin Date	Determined based on the prepayment provision, as stated in the Multifamily Note. If the Prepayment Penalty Begin Date is earlier than the Conversion Date, then the Prepayment Penalty Begin Date is set equal to the Conversion Date. Otherwise the Prepayment Penalty Begin Date is equal to the Prepayment Penalty Begin Date as defined in the Multifamily Note.

74	Cut-Off Date LTV	A computation from the Final Data File in which the respective loan’s Cut-Off Date Loan Amount was divided by the corresponding Appraised Value.

75	Maturity LTV	A computation from the Final Data File in which the respective loan’s Mandatory Prepayment Date Balance was divided by the corresponding Appraised Value.

PricewaterhouseCoopers LLP, 600 13th Street N.W. Washington DC 20005
T: (202) 414-1000, F: 813-281-6500 www.pwc.com	16

California Housing Finance Agency, Municipal Certificates, Series 2019-2

EXHIBIT B

Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
76	2019 Trailing Six Month Annualized NCF IO DSCR	A computation from the Final Data File in which the respective loan’s 2019 Trailing Six Month Annualized NCF was divided by the corresponding Monthly Debt Service Amount (IO) multiplied by 12.

126	Monthly Rent Per Unit	A computation from the respective property’s Rent Roll in which the total monthly rental revenue for all units (excluding manager unit(s)) was divided by the Total Units. For purposes of this calculation, a gross-up of the non-revenue generating units (vacant, model office and down units) to the estimated market rental rate was added to the current in-place monthly rental revenue.

PricewaterhouseCoopers LLP, 600 13th Street N.W. Washington DC 20005
T: (202) 414-1000, F: 813-281-6500 www.pwc.com	17

California Housing Finance Agency, Municipal Certificates, Series 2019-2

EXHIBIT C

Specified Attributes Provided by the Company (not subject to procedures)

The Company informed us that for the Mortgage Loan Assets referred to as “Anton Legacy,” “Regent Square,” and “Woodlands-Newell (Tranche A- Project Tranche),” the corresponding Multifamily Notes are pending allonges executed by the borrower which amend the Mandatory Prepayment Date for each of the respective Mortgage Loan Assets. The Company informed us that for the purpose of comparing the Specified Attributes in the Final Data File we are to utilize the draft allonge for each of the Mortgage Loan Assets. We did not perform any procedures on the Specified Attribute referred to as “Mandatory Prepayment Date” in the Final Data File for the Mortgage Loan Assets referred to as “Anton Legacy,” “Regent Square,” and “Woodlands-Newell (Tranche A- Project Tranche).”

PricewaterhouseCoopers LLP, 600 13th Street N.W. Washington DC 20005
T: (202) 414-1000, F: 813-281-6500 www.pwc.com	18